FSS1 P-2
                         SUPPLEMENT DATED AUGUST 2, 2004
                              TO THE PROSPECTUS OF

                           FRANKLIN STRATEGIC SERIES I
        (FRANKLIN AGGRESSIVE GROWTH FUND, FRANKLIN FLEX CAP GROWTH FUND, FRANKLIN SMALL CAP GROWTH FUND II, FRANKLIN SMALL-MID CAP GROWTH FUND)
                             DATED SEPTEMBER 1, 2003

The prospectus is amended as follows:

I. Effective October 1, 2004, the section "Goal and Strategies" on page 17 for the Flex Cap Growth Fund is replaced with the following:

 FRANKLIN FLEX CAP GROWTH FUND

 GOAL AND STRATEGIES

 GOAL

 The Fund's investment goal is capital appreciation.

 MAIN INVESTMENT STRATEGIES

 Under normal market conditions, the Fund invests primarily in equity securities of companies that the manager believes have the potential for capital appreciation. The Fund has the flexibility to invest in companies located, headquartered, or operating inside and outside the United States, across the entire market capitalization spectrum from small, emerging growth companies to well-established, large-cap companies.

 When suitable opportunities are available, the Fund may invest in initial public offerings of securities, and may also invest a small portion of its assets in private or illiquid securities, such as late stage venture capital financings. A substantial portion of the Fund's investments may be in smaller and mid-size companies. The Fund may also invest a substantial portion of its assets in equity securities of companies headquartered or conducting a substantial portion of their operations in, or generating a substantial portion of their revenue from business within, the state of California.

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The Fund invests primarily in equity securities of companies across the entire market capitalization spectrum that the manager believes have the potential for capital appreciation.
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 An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities.

 The Fund's manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses companies that have clear drivers of future earnings growth and present the best trade-off between that potential earnings growth, business risk, and valuation. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages, which are likely to lead to growth in earnings and/or share price. Competitive advantages such as a particular product niche, proven technology, sound financial profits and records, strong management, and industry leadership are all factors the manager believes point to strong growth potential.

 In choosing individual equity investments, the Fund's manager considers sectors that have growth potential and fast growing, innovative companies within these sectors. In evaluating sector weightings in the Fund's investment portfolio, the manager considers, but may deviate from, the relative weightings of sectors in the Russell 3000(R) Growth Index. The Fund, from time to time, may have significant positions in particular sectors such as electronic technology, technology services, biotechnology, health care technology and financial services.

 TEMPORARY INVESTMENTS

 When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, money market fund shares, high-grade commercial paper, bank obligations, repurchase agreements and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

 MAIN RISKS

 STOCKS

 Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund. In addition, rising interest rates generally have a dampening effect on the stock market.

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Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.
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 GROWTH STYLE INVESTING

 Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies' securities may be more volatile than other securities, particularly over the short term.


 SMALLER AND MIDSIZE COMPANIES

 While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

 In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

 DIVERSIFICATION

 The Fund is a non-diversified fund. It may invest a greater portion of its assets in the securities of one issuer than a diversified fund. The Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities, which may result in greater fluctuation in the value of the Fund's shares. The Fund, however, intends to meet certain tax diversification requirements.

 CALIFORNIA

 Since a substantial portion of the Fund's investments may be in equity securities of California companies, the Fund's performance is dependent on economic, political and other conditions within California.

 SECTOR FOCUS - TECHNOLOGY COMPANIES

 To the extent that the Fund has significant investments in one or a few sectors, it bears more risk than a fund which maintains broad sector diversification.

 Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies, which may make a company's products or services obsolete in a short period of time. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins.

 ELECTRONIC TECHNOLOGY AND TECHNOLOGY SERVICES COMPANIES. These companies face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks that their business plans will not develop as anticipated and of rapidly changing technologies.

 BIOTECHNOLOGY AND HEALTH TECHNOLOGY COMPANIES. The biotechnology and health technology industries are subject to extensive government regulation. These industries will be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning health care reform and changes to the U.S. Food and Drug Administration's (FDA) approval process, which would, if enacted, affect the biotechnology and health technology industries. As these factors impact these industries, the value of your shares may fluctuate significantly over relatively short periods of time.

 SECTOR FOCUS - FINANCIAL SERVICES COMPANIES

 The Fund may have significant investments in the financial services sector, which includes such issuers as commercial banks, thrift institutions, insurance companies and finance companies. As a result, general market and economic conditions as well as other risks specific to the financial services industry may impact the Fund's investments and its performance. For example, changes in interest rates and the existence of extensive government regulation can have a negative effect on the profitability of financial services companies. In addition, the financial services industry is undergoing rapid change as existing distinctions between banking, insurance and brokerage businesses become blurred, companies continue to consolidate, new products and structures develop and its regulatory framework changes. These changes are likely to have a significant impact on companies in the financial services industry and the Fund's investments in such companies, but it is not possible to predict whether the effect will be beneficial or adverse.

 More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

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Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.
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